Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2024	Dec. 31, 2023
Consolidated Balance Sheets
Common Stock, Shares Issued	1,132,658	94,925
Common stock, shares outstanding	1,132,658	94,925